Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 380,801	$ 495,287
Accounts receivable, net		16,694	3,461
Accounts receivable, net from related parties		5,212	4,217
Inventory, net		2,736	0
Prepaid expenses and other current assets		21,099	8,960
Total current assets		426,542	511,925
Property and equipment, net		121,435	63,132
Investments		60,504	61,574
Equity Method Investments		42,620	45,679
Intangible assets, net		3,294	3,843
Goodwill		1,857	1,857
Loans receivable, net of current portion		13,298	3,724
Other non-current assets		5,603	5,584
Total Assets		675,153	697,318
Current liabilities:
Accounts payable		13,893	2,439
Accrued expenses and other current liabilities		30,505	15,816
Deferred revenue (includes $15,442 and $22,101 from related parties)		28,823	21,819
Total current liabilities		73,221	40,074
Non-current liabilities:
Deferred rent, net of current portion		12,678	11,633
Deferred revenue, net of current portion (includes $159,268 and $97,977 from related parties)		99,652	126,079
Lease financing obligation		16,518	16,767
Other non-current liabilities		3,032	912
Total Liabilities		205,101	195,465
Commitments and Contingencies
Shareholders' equity:
Common Stock	[1]	129	126
Accumulated deficit		(467,878)	(341,269)
Total Ginkgo Bioworks Holdings, Inc. stockholders equity		461,376	493,063
Non-controlling interest		8,676	8,790
Total stockholders equity		470,052	501,853
Total Liabilities and Shareholders' Equity		675,153	697,318
Previously Reported [Member]
Shareholders' equity:
Additional paid-in capital		929,125	834,206
Series B Convertible Preferred Stock [Member]
Shareholders' equity:
Convertible preferred stock	[1]	$ 0	$ 0

[1]	Retroactively restated for the reverse recapitalization as described in Note 1.